OPERATING LEASES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	May 27, 2021	May 27, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2021
Lease monthly rent	$ 5,955	$ 5,955
Lease expiration date	Sep. 30, 2026	Sep. 30, 2026
Operating lease right-of-use assets			$ 251,931		$ 262,771
Operating lease liability			275,928		286,716
Operating lease cost			$ 17,919		$ 41,811	$ (0)
ASC 842 [Member]
Operating lease right-of-use assets							$ 290,827
Operating lease liability							$ 290,827